TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense
PRC	—	—	7,165,097	1,098,099
Other jurisdictions	—	—	—	—
Deferred tax assets
PRC	(39,763,083)	(5,772,005)	25,905,564	3,970,201
Other jurisdictions	(19,816,235)	(15,151,553)	(44,312,311)	(6,791,159)
Subtotal	(59,579,318)	(20,923,558)	(18,406,747)	(2,820,958)
Change in valuation allowance
PRC	39,763,083	5,772,005	(25,905,564)	(3,970,201)
Other jurisdictions	19,816,235	15,151,553	44,312,311	6,791,159
Subtotal	59,579,318	20,923,558	18,406,747	2,820,958
Income tax expense	—	—	7,165,097	1,098,099

Schedule of reconciliation between statutory EIT rate and Group's effective tax rate

Reconciliation  between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2020

PRC statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	2%	1%	(10)%
Change in future tax rate (upon expiration of preferential rate)	1%	2%	—%
Change of prior year deferred tax assets	(11)%	(15)%	1%
Change of valuation allowance	(2)%	(18)%	(10)%
Income not subject to tax and non-deductible expenses, net	—%	—%	—%
Effect of expired net operating loss	(15)%	5%	(6)%
PRC withholding tax	—%	—%	2%
Effective EIT rate	—%	—%	2%

Schedule of significant components of deferred tax assets and liabilities

Significant components of deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	1,076,708	615,041	94,259
Temporary differences related to impairment on advances to suppliers	3,438,597	2,942,771	450,999
Temporary differences related to provision for doubtful accounts	1,078,742	689,811	105,718
Others	8,771,868	8,221,500	1,260,000
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	24,890,416	15,396,549	2,359,624
Startup expenses and advertising fees	199,704	212,880	32,625
Temporary differences related to research and development credits	1,120,850	1,057,050	162,000
Temporary differences related to equity investments	5,069,035	11,740,058	1,799,243
Foreign tax credits	—	—	—
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	766,284
Tax loss carry forwards	270,594,922	256,958,435	39,380,603
Total deferred tax assets	321,240,842	302,834,095	46,411,355
Less: Valuation allowance	(321,240,842)	(302,834,095)	(46,411,355)
Total deferred tax assets	—	—	—

Schedule of movement of valuation allowance on deferred tax assets

Movement of valuation allowance on deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Beginning balance	342,164,400	321,240,842	49,232,313
Decrease in valuation allowance	(20,923,558)	(18,406,747)	(2,820,958)
Ending balance	321,240,842	302,834,095	46,411,355